ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

May 1, 2013	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers AMG Funds

File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 102 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 26, 2013 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i) Prospectus for GW&K Municipal Bond Fund, GW&K Small Cap Equity Fund and GW&K Municipal Enhanced Yield Fund dated April 29, 2013;

(ii) Prospectus for TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund and TimesSquare International Small Cap Fund dated April 29, 2013;

(iii) Prospectus for Skyline Special Equities Portfolio dated April 29, 2013;

(iv) Prospectus for Renaissance Large Cap Growth Fund dated April 29, 2013;

(v) Prospectus for Yacktman Focused Fund and Yacktman Fund dated April 29, 2013;

(vi) Statement of Additional Information for GW&K Municipal Bond Fund, GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, Renaissance Large Cap Growth Fund, TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund, TimesSquare International Small Cap Fund and Skyline Special Equities Portfolio dated April 29, 2013; and

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(vii) Statement of Additional Information for Yacktman Focused Fund and Yacktman Fund dated April 29, 2013.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda